Schedule of borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Non current borrowings	$ 1,359	$ 1,372
Current borrowings	79	242
Borrowing	1,438	1,614	$ 1,947	$ 2,177
Financial Borrowings [Member]
IfrsStatementLineItems [Line Items]
Non current borrowings	58	75
Current borrowings	29	88
Corporate Bonds [Member]
IfrsStatementLineItems [Line Items]
Non current borrowings	1,301	1,297
Current borrowings	39	117
Bank Overdraft [Member]
IfrsStatementLineItems [Line Items]
Current borrowings	$ 11	$ 37